Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Deferred Tax Assets [Abstract]
Allowance for expected credit loss	$ 684,837	$ 465,083
Net operating loss carry forwards	1,156,253
ROU/lease liability	6,196
Impairment for inventories	15,973	19,621
Valuation allowance
Deferred tax assets	$ 1,863,259	$ 484,704